Notes Payable	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Notes Payable

Note 6 – Notes Payable

Notes Payable

On September 29, 2017, prior to the Asset Purchase closing, principal of all existing Heatwurx notes payable in the amount of $1,939,341 and related accrued interest in the amount of $613,114 were converted to 1,850,625 shares of common stock. As of December 31, 2017, there were no Heatwurx notes payable outstanding.

Senior Convertible Notes

The balance of our Senior Convertible Notes (“Senior Notes”) at December 31, 2018 and 2017 was as follows:

	2018	2017
Senior Notes	$230,000	$2,580,000
Less: Debt issuance costs	-	(131,430)
Balance	230,000	2,448,570
Current portion	(230,000)	(2,448,570)
Long term portion	$-	$-

Interest expense totaled $161,205 and $59,063 for the years ended December 31, 2018 and 2017. Included in interest expense is the amortization of the related debt issuance costs of $67,069 and $23,370 for the years ended December 31, 2018 and 2017, respectively. The Senior Notes and related accrued interest are classified as current liabilities in our consolidated balance sheets.

Issuance of the Senior Notes

As of October 4, 2017, certain entities affiliated with current shareholders purchased $1.25 million of our Senior Notes in a bridge financing undertaken by us to support our operations. On November 21, 2017, additional third-party accredited investors contributed $1.33 million in financing proceeds. On May 25, 2018, $2,350,000 of Senior Notes were converted, as described below, leaving $230,000 of Senior Notes outstanding at December 31, 2018.

The Senior Notes bear interest at 8% per year and are payable in kind (in common stock).

Holders of Senior Notes (a) may elect to receive 110% of principal plus accrued interest in the event there is a change of control prior to conversation of the Senior Notes, (b) are entitled to full ratchet anti-dilution protection in event of any sale of securities at a net consideration per share that is less than the applicable conversion price per share to the holder, (c) are entitled to certain registration rights for the securities underlying the Senior Notes and (d) have been granted certain preemptive rights pro rata to their respective interests through December 31, 2018. The Senior Notes can be prepaid by us at any time following the date of issuance with seven days prior written notice to the note holder.

The Senior Notes are secured by a security interest in our assets and contain negative covenants that do not permit us to incur additional indebtedness or liens on property or assets owned, repurchase common stock, pay dividends, or enter into any transaction with affiliates of ours that would require disclosure in a public filing with the Securities and Exchange Commission. Upon an event of default, the outstanding principal amount of the Senior Notes, plus accrued but unpaid interest and other amounts owing in respect thereof through the date of acceleration, shall become immediately due and payable in cash at the holder’s election, if not cured within the cure period.

We retained a placement agent and agreed to pay the placement agent (i) six percent (6%) of gross proceeds received by us and (ii) warrants to purchase securities in the amount of three percent (3%) of the equity issued or issuable in connection with the Senior Notes bridge financing upon their conversion. As a result of the Senior Notes conversion, warrants to purchase a total of 72,375 shares of common stock were issued, with a three-year term, at an exercise price equal to $2.452.

We incurred $154,800 in debt issuance costs on the Senior Notes in connection with a payment to the placement agent, which was reported as a reduction of the carrying amount of the Senior Convertible Notes on the face of the consolidated balance sheets. The debt issuance costs are amortized to interest expense using the effective interest rate method over the term of the Senior Convertible Notes. The effective interest rate on the Senior Notes was 7.72% before debt issuance costs, since no payments of interest are due until maturity and 13.96% including the debt issuance costs based on the repayment terms of the Senior Notes.

Conversion of Our Senior Notes

On May 25, 2018, pursuant to the mandatory and automatic conversion provisions of the Senior Notes, we converted $2,350,000 of the $2,580,000 outstanding Senior Notes, along with any accrued interest into 1,206,245 shares of common stock (at a conversion price of $2.043 per share) and a warrant to purchase one share of common stock for three years, at an exercise price of $2.452. We also incurred costs totaling $82,502 related to our contractual obligations to file a resale registration statement related to this transaction with the SEC

Senior Notes totaling $230,000 held by Canadian individuals cannot be converted until we complete certain regulatory matters and filings in Canada. Once these regulatory matters and filings have been met, the Senior Notes held by these individuals will automatically convert on the same terms as the other noteholders, which includes additional accrued interest until conversion.

We evaluated the warrants issued in this transaction and determined they should be classified as equity.